Consolidated Statement of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Sales:
Product sales	$ 45,253	$ 40,729	$ 38,882
Service sales	17,373	16,979	16,872
Total net sales	62,626	57,708	55,754
Costs and Expenses:
Cost of products sold	34,063	31,094	29,252
Cost of services sold	11,258	11,059	11,117
Research and development	2,529	2,371	1,951
Selling, general and administrative	6,718	6,452	6,161
Total costs and expenses	54,568	50,976	48,481
Other income, net	1,151	952	573
Operating profit	9,209	7,684	7,846
Interest expense, net	897	773	496
Income from continuing operations before income taxes	8,312	6,911	7,350
Income tax expense	2,238	1,711	2,134
Net income from continuing operations	6,074	5,200	5,216
Less: Noncontrolling interest in subsidiaries' earnings from continuing operations	388	353	385
Income from continuing operations attributable to common shareowners	5,686	4,847	4,831
Discontinued operations (Note 3):
Income (loss) from operations	63	(998)	255
(Loss) gain on disposal	(33)	2,030	0
Income tax benefit (expense)	5	(742)	(97)
Net income from discontinued operations	35	290	158
Less: Noncontrolling interest in subsidiaries' earnings from discontinued operations	0	7	10
Income from discontinued operations attributable to common shareowners	35	283	148
Net income attributable to common shareowners	$ 5,721	$ 5,130	$ 4,979
Earnings Per Share of Common Stock - Basic:
Net income from continuing operations attributable to common shareowners	$ 6.31	$ 5.41	$ 5.41
Net income attributable to common shareowners	$ 6.35	$ 5.73	$ 5.58
Earnings Per Share of Common Stock - Diluted:
Net income from continuing operations attributable to common shareowners	$ 6.21	$ 5.35	$ 5.33
Net income attributable to common shareowners	$ 6.25	$ 5.66	$ 5.49
Dividends Per Share of Common Stock	$ 2.195	$ 2.030	$ 1.865
Weighted average number of shares outstanding:
Basic shares	901.0	895.2	892.3
Diluted shares	915.1	906.6	906.8